Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,435,288	$ 836,446	$ 32,275
Accounts receivable	15,998	25,352
Inventories	1,049,359	607,022
Prepaid expenses	56,979	178,425
Other current assets	7,500	7,500
Current assets from discontinued operations	10,135	267,703	408,693
Total current assets	2,575,259	1,922,448	440,968
Property and equipment, net	238,384	319,462
Total assets	2,813,643	2,241,910	440,968
Current liabilities:
Accrued liabilities	40,340	216,297	9,972
Accrued payroll	58,648	533,643
Loan payable	27,788
Current liabilities from discontinued operations	1,529	379,867	1,625,557
Total current liabilities	182,244	1,320,162	1,635,529
Total liabilities	182,244	1,320,162	1,635,529
Commitments and contingencies (Note 4)
Stockholders’ equity:
Preferred stock, par value, $.00001, authorized 20,000,000 shares, nil outstanding
Common stock, par value $0.00001, authorized 150,000,000 shares; 2,904,001 and 1,426,613 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	29	14	12
Additional paid-in capital	19,874,872	14,450,217	4,963,445
Accumulated deficit	(16,884,132)	(12,940,040)	(5,796,636)
Total MGO stockholders’ equity	2,990,769	1,510,191	(833,179)
Non-controlling interest	(359,370)	(588,443)	(361,382)
Total stockholder’s equity	2,631,399	921,748	(1,194,561)
Total liabilities and stockholders’ equity	2,813,643	2,241,910	440,968
Restatement [Member]
Stockholders’ equity:
Total stockholder’s equity		921,747	(1,194,561)
Nonrelated Party [Member]
Current liabilities:
Accounts payable	51,170	184,677
Related Party [Member]
Current liabilities:
Accounts payable	$ 2,769	$ 5,678